Leases - Schedule of Minimum Lease Payments of Company’s Operating and Finance Lease Liabilities (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Operating [Member]
Lessee, Lease, Description [Line Items]
Remaining in 2026, Operating	$ 118,000
2027, Operating	377,000	$ 236,000
2028, Operating	491,000	369,000
2029, Operating	506,000	380,000
2030, Operating	422,000	391,000
2026, Operating	377,000	236,000
2027, Operating	491,000	369,000
2028, Operating	506,000	380,000
2029, Operating	422,000	391,000
2030, Operating		403,000
Thereafter, Operating	2,359,000	2,359,000
Total future minimum lease payments. Operating	4,273,000	4,138,000
Less: tenant improvement allowance, Operating		(389,000)
Less: imputed interest, Operating	(2,044,000)	(2,170,000)
Present value of lease liability, Operating	2,229,000	1,579,000
Current portion of lease liability, Operating	26	24,000
Non-current portion of lease liability, Operating	2,203	1,555,000
Finance [Member]
Lessee, Lease, Description [Line Items]
Remaining in 2026, Finance	142,000
2027, Finance	569,000	293,000
2028, Finance	544,000	381,000
2029, Finance	216,000	152,000
2030, Finance
2026, Finance	569,000	293,000
2027, Finance	544,000	381,000
2028, Finance	216,000	152,000
2029, Finance
2030, Finance
Thereafter, Finance
Total future minimum lease payments, Finance	1,471,000	826,000
Less: tenant improvement allowance, Finance
Less: imputed interest, Finance	(292,000)	(114,000)
Present value of lease liability, Finance	1,179,000	712,000
Current portion of lease liability, Finance	397,000	223,000
Non-current portion of lease liability, Finance	$ 782,000	$ 489,000